Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,312,009	¥ 1,312,381
Total gains (losses) for the period included in earnings, Assets		(6,159)	(66,461)
Total gains (losses) for the period included in other comprehensive income, Assets		(35,818)	(148)
Purchases, Assets		682,830	709,411
Issues, Assets		(2,968)	(3,460)
Sales, Assets		(148,768)	(164,622)
Settlements, Assets		(620,883)	(490,599)
Transfers into Level 3, Assets	[1]	98,498	63,925
Transfers out of Level 3, Assets	[1]	(74,335)	(48,418)
Level 3 assets, Ending balance		1,204,406	1,312,009
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,099)	(51,369)
Level 3 liabilities, Beginning balance		(9,821)	36,293
Total gains (losses) for the period included in earnings, Liabilities		(24,383)	35,111
Total gains (losses) for the period included in other comprehensive income, Liabilities		17,155	1,314
Purchases, Liabilities			(2,271)
Issues, Liabilities		4,062	13,282
Sales, Liabilities
Settlements, Liabilities		(30,214)	(21,660)
Transfers into Level 3, Liabilities	[1]	59,635	7,782
Transfers out of Level 3, Liabilities	[1]	(2,458)	(6,822)
Level 3 liabilities, Ending balance		28,432	(9,821)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(15,362)	7,989
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		(9,821)	36,293
Total gains (losses) for the period included in earnings, Liabilities	[2]	(24,383)	35,111
Total gains (losses) for the period included in other comprehensive income, Liabilities		17,155	1,314
Purchases, Liabilities			(2,271)
Issues, Liabilities		4,062	13,282
Sales, Liabilities
Settlements, Liabilities		(30,214)	(21,660)
Transfers into Level 3, Liabilities	[1]	59,635	7,782
Transfers out of Level 3, Liabilities	[1]	(2,458)	(6,822)
Level 3 liabilities, Ending balance		28,432	(9,821)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	(15,362)	7,989
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	879,946	847,840
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(3,062)	(51,674)
Purchases, Assets	[3]	375,549	370,342
Sales, Assets	[3]	(143,806)	(161,486)
Settlements, Assets	[3]	(315,002)	(141,189)
Transfers into Level 3, Assets	[1],[3]	58,409	53,054
Transfers out of Level 3, Assets	[1],[3]	(52,541)	(36,941)
Level 3 assets, Ending balance	[3]	799,493	879,946
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	8,227	(57,021)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets		(1,209)
Settlements, Assets		(10,106)
Transfers into Level 3, Assets	[1]	11,315
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,467
Total gains (losses) for the period included in earnings, Assets		84	251
Purchases, Assets			11,945
Sales, Assets		(2,551)	(9,729)
Level 3 assets, Ending balance			2,467
Change in unrealized gains (losses) included in earnings for assets still held at period end			78
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		57,470	66,197
Total gains (losses) for the period included in earnings, Assets		(5,273)	(4,236)
Purchases, Assets		49,631	68,443
Sales, Assets		(49,342)	(19,550)
Settlements, Assets		(50,638)	(53,384)
Transfers out of Level 3, Assets	[1]	(12)
Level 3 assets, Ending balance		1,836	57,470
Change in unrealized gains (losses) included in earnings for assets still held at period end		83	(4,275)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		98,236	96,918
Total gains (losses) for the period included in earnings, Assets		(2,783)	(3,561)
Purchases, Assets		2,802	56,964
Sales, Assets		(6,659)	(51,705)
Settlements, Assets		(60,640)	(16,484)
Transfers into Level 3, Assets	[1],[5]	47,094	53,045
Transfers out of Level 3, Assets	[1],[5]	(52,529)	(36,941)
Level 3 assets, Ending balance		25,521	98,236
Change in unrealized gains (losses) included in earnings for assets still held at period end		107	(3,028)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		23,540	38,730
Total gains (losses) for the period included in earnings, Assets		(5,036)	(1,441)
Purchases, Assets		38,086
Settlements, Assets		(8,676)	(13,749)
Level 3 assets, Ending balance		47,914	23,540
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4,304)	(1,585)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		630,247	586,635
Total gains (losses) for the period included in earnings, Assets		9,437	(42,607)
Purchases, Assets		281,792	223,130
Sales, Assets		(85,254)	(79,339)
Settlements, Assets		(181,408)	(57,572)
Level 3 assets, Ending balance		654,814	630,247
Change in unrealized gains (losses) included in earnings for assets still held at period end		11,761	(46,335)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,944	37,812
Total gains (losses) for the period included in earnings, Assets		(392)	(1,868)
Level 3 assets, Ending balance		35,552	35,944
Change in unrealized gains (losses) included in earnings for assets still held at period end		(393)	(1,868)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		32,042	21,548
Total gains (losses) for the period included in earnings, Assets		2,110	1,788
Purchases, Assets		3,238	9,860
Sales, Assets			(1,163)
Settlements, Assets		(3,534)
Transfers into Level 3, Assets	[1]		9
Level 3 assets, Ending balance		33,856	32,042
Change in unrealized gains (losses) included in earnings for assets still held at period end		973	(8)
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		31,254	39,250
Total gains (losses) for the period included in earnings, Assets	[4]	(2,305)	(6,586)
Total gains (losses) for the period included in other comprehensive income, Assets		(847)	(214)
Purchases, Assets		1,274	4,099
Issues, Assets		(2,968)	(3,460)
Settlements, Assets		(13,573)	1,948
Transfers into Level 3, Assets	[1]	31,839	4,684
Transfers out of Level 3, Assets	[1]	(7,429)	(8,467)
Level 3 assets, Ending balance		37,245	31,254
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	(7,768)	5,755
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		38,213	29,074
Total gains (losses) for the period included in earnings, Assets		(1,942)	7,912
Total gains (losses) for the period included in other comprehensive income, Assets		(457)	(115)
Purchases, Assets			7
Issues, Assets		(2)
Settlements, Assets		(6,704)	4,687
Transfers into Level 3, Assets	[1]	4,170	515
Transfers out of Level 3, Assets	[1]	(4,727)	(3,867)
Level 3 assets, Ending balance		28,551	38,213
Change in unrealized gains (losses) included in earnings for assets still held at period end		(909)	13,667
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,235	8,401
Total gains (losses) for the period included in earnings, Assets		(14,291)	(2,404)
Total gains (losses) for the period included in other comprehensive income, Assets		15	(107)
Purchases, Assets		524	3,024
Issues, Assets		(20)	(2,941)
Settlements, Assets		1,035	(3,712)
Transfers into Level 3, Assets	[1]	29,126	4,101
Transfers out of Level 3, Assets	[1]	(2,766)	(5,127)
Level 3 assets, Ending balance		14,858	1,235
Change in unrealized gains (losses) included in earnings for assets still held at period end		(12,420)	(3,322)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(7,915)	5,906
Total gains (losses) for the period included in earnings, Assets		12,917	(12,227)
Total gains (losses) for the period included in other comprehensive income, Assets		(376)	(12)
Purchases, Assets		147	172
Issues, Assets		(1,529)	(172)
Settlements, Assets		(8,155)	(1,582)
Transfers into Level 3, Assets	[1]	(1,465)
Transfers out of Level 3, Assets	[1]	64
Level 3 assets, Ending balance		(6,312)	(7,915)
Change in unrealized gains (losses) included in earnings for assets still held at period end		3,572	(5,323)
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(345)	(933)
Total gains (losses) for the period included in earnings, Assets		1,397	52
Total gains (losses) for the period included in other comprehensive income, Assets		(12)	(12)
Purchases, Assets		603	896
Issues, Assets		(1,417)	(347)
Settlements, Assets		144	(1)
Level 3 assets, Ending balance		370	(345)
Change in unrealized gains (losses) included in earnings for assets still held at period end		2,050	860
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		66	(3,198)
Total gains (losses) for the period included in earnings, Assets		(386)	81
Total gains (losses) for the period included in other comprehensive income, Assets		(17)	32
Settlements, Assets		107	2,556
Transfers into Level 3, Assets	[1]	8	68
Transfers out of Level 3, Assets	[1]		527
Level 3 assets, Ending balance		(222)	66
Change in unrealized gains (losses) included in earnings for assets still held at period end		(61)	(127)
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		375,274	401,837
Total gains (losses) for the period included in earnings, Assets	[6]	(3,504)	(9,124)
Total gains (losses) for the period included in other comprehensive income, Assets		(35,082)	66
Purchases, Assets		300,765	331,478
Sales, Assets		(268)	(802)
Settlements, Assets		(292,198)	(351,358)
Transfers into Level 3, Assets	[1]	6,835	6,187
Transfers out of Level 3, Assets	[1]	(14,296)	(3,010)
Level 3 assets, Ending balance		337,526	375,274
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(419)	229
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		20,941	29,649
Total gains (losses) for the period included in other comprehensive income, Assets		(1,099)	121
Purchases, Assets		999	2,151
Settlements, Assets		(742)	(10,980)
Level 3 assets, Ending balance		20,099	20,941
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		23,595	19,284
Total gains (losses) for the period included in earnings, Assets		22	1,156
Total gains (losses) for the period included in other comprehensive income, Assets		(463)	(258)
Purchases, Assets		26,222	1,150
Sales, Assets		(268)	(366)
Settlements, Assets		(6,086)	(2,015)
Transfers into Level 3, Assets	[1],[5]	6,835	6,187
Transfers out of Level 3, Assets	[1],[5]	(12,925)	(1,543)
Level 3 assets, Ending balance		36,932	23,595
Change in unrealized gains (losses) included in earnings for assets still held at period end		(419)	236
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15	93
Settlements, Assets			(78)
Level 3 assets, Ending balance		15	15
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,764	3,785
Total gains (losses) for the period included in other comprehensive income, Assets		(282)	219
Settlements, Assets		(511)	(240)
Level 3 assets, Ending balance		2,971	3,764
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		158,281	166,723
Total gains (losses) for the period included in earnings, Assets		(3,526)	(10,280)
Total gains (losses) for the period included in other comprehensive income, Assets		(26,651)	30
Purchases, Assets		250,156	312,497
Settlements, Assets		(259,970)	(310,689)
Transfers out of Level 3, Assets	[1]	(1,371)
Level 3 assets, Ending balance		116,919	158,281
Change in unrealized gains (losses) included in earnings for assets still held at period end			(7)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		168,678	182,303
Total gains (losses) for the period included in other comprehensive income, Assets		(6,587)	(46)
Purchases, Assets		23,388	15,680
Sales, Assets			(436)
Settlements, Assets		(24,889)	(27,356)
Transfers out of Level 3, Assets	[1]		(1,467)
Level 3 assets, Ending balance		160,590	168,678
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		24,689	22,537
Total gains (losses) for the period included in earnings, Assets	[2]	2,432	984
Purchases, Assets		4,012	3,323
Sales, Assets		(4,662)	(2,155)
Settlements, Assets		(110)
Transfers out of Level 3, Assets	[1]	(69)
Level 3 assets, Ending balance		26,292	24,689
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	(1,270)	(270)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		846	917
Total gains (losses) for the period included in earnings, Assets	[2]	280	(61)
Total gains (losses) for the period included in other comprehensive income, Assets		111
Purchases, Assets		1,230	169
Sales, Assets		(32)	(179)
Transfers into Level 3, Assets	[1]	1,415
Level 3 assets, Ending balance		3,850	846
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	¥ 131	¥ (62)

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity.
[6]	Included in Investment securities gains-net.